Reconciliation of liabilities arising from financing activities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reconciliation of liabilities arising from financing activities
35.	Reconciliation of liabilities arising from financing activities

The main changes in liabilities arising from financing activities are fluctuations due to financial cash flows and there are no significant non-cash changes.